Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Less current portion		$ 0	$ 0
Warranty, governmental investigations and other legal proceedings provisions [member]
Reconciliation of changes in other provisions [abstract]
January 1		0	42,000	$ 49,000
Additions to provisions	$ 8,925	9,000	0	1,000
Cash payments		(9,000)	(40,000)	(1,000)
Releases		0	(2,000)	(7,000)
December 31		0	0	42,000
Less current portion		0	0	(42,000)
Non-current provisions for litigation and other legal matters at December 31		$ 0	$ 0	$ 0